Stockholders' Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	$ 6,737	$ 5,116
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	1,452	753
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	$ 5,285	$ 4,363